INCOME TAXES - Major Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ 39	$ 41
Deferred income tax expense	149	141
Total income tax expense	$ 188	$ 182